Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Supplemental Guarantor Information

35. Supplemental Guarantor Information

The following consolidating information presents Condensed Consolidated Balance Sheets as at 31 December 2017 and 2016 and Condensed Consolidated Income Statements and Condensed Consolidated Statements of Comprehensive Income and Condensed Consolidated Statements of Cash Flow for the years ended 31 December 2017, 2016 and 2015 of the Company and CRH America, Inc. as required by Article 3-10(c) of Regulation S-X. This information is prepared in accordance with IFRS with the exception that the subsidiaries are accounted for as investments under the equity method rather than being consolidated. CRH America, Inc. is 100% owned by the Company. The Guarantees of the Guarantor are full and unconditional.

CRH plc also fully and unconditionally guarantees securities issued by CRH America Finance, Inc., which is a 100% owned finance subsidiary of CRH plc.

CRH America, Inc. (the ‘Issuer’) has the following notes which are fully and unconditionally guaranteed by CRH plc (the ‘Guarantor’):

US$288 million 8.125% Notes due 2018 – listed on the NYSE (i)

US$400 million 5.750% Notes due 2021 – listed on the NYSE

US$1,250 million 3.875% Notes due 2025 – listed on the ISE

US$300 million 6.40% Notes due 2033 – listed on the ISE (ii)

US$500 million 5.125% Notes due 2045 – listed on the ISE

(i)	Originally issued as a US$650 million bond in July 2008. Subsequently in May 2017, US$362.13 million of the issued notes were redeemed by the issuer as part of a liability management exercise.

(ii)	Originally issued as a US$300 million bond in September 2003. Subsequently in August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken.

Supplemental Condensed Consolidated Balance Sheet as at 31 December 2017

	Guarantor	Issuer	Non-Guarantor subsidiaries	Eliminate and reclassify	CRH and subsidiaries
	€m	€m	€m	€m	€m
ASSETS
Non-current assets
Property, plant and equipment	-	-	13,094	-	13,094
Intangible assets	-	-	7,214	-	7,214
Subsidiaries	8,658	458	1,682	(10,798)	-
Investments accounted for using the equity method	-	-	1,248	-	1,248
Advances to subsidiaries and parent undertakings	-	3,627	-	(3,627)	-
Other financial assets	-	-	25	-	25
Other receivables	-	-	156	-	156
Derivative financial instruments	-	-	30	-	30
Deferred income tax assets	-	-	95	-	95
Total non-current assets	8,658	4,085	23,544	(14,425)	21,862

Current assets
Inventories	-	-	2,715	-	2,715
Trade and other receivables	-	4	3,626	-	3,630
Advances to subsidiaries and parent undertakings	6,141	-	704	(6,845)	-
Current income tax recoverable	-	-	165	-	165
Derivative financial instruments	-	4	30	-	34
Cash and cash equivalents	401	-	1,714	-	2,115
Assets held for sale	-	-	1,112	-	1,112
Total current assets	6,542	8	10,066	(6,845)	9,771

Total assets	15,200	4,093	33,610	(21,270)	31,633

EQUITY
Capital and reserves attributable to the Company’s equity holders	14,491	1,797	9,001	(10,798)	14,491
Non-controlling interests	-	-	486	-	486
Total equity	14,491	1,797	9,487	(10,798)	14,977

LIABILITIES
Non-current liabilities
Interest-bearing loans and borrowings	-	2,020	5,640	-	7,660
Derivative financial instruments	-	3	-	-	3
Deferred income tax liabilities	-	-	1,666	-	1,666
Other payables	-	-	226	-	226
Advances from subsidiary and parent undertakings	-	-	3,627	(3,627)	-
Retirement benefit obligations	-	-	377	-	377
Provisions for liabilities	-	-	693	-	693
Total non-current liabilities	-	2,023	12,229	(3,627)	10,625

Current liabilities
Trade and other payables	3	29	4,502	-	4,534
Advances from subsidiary and parent undertakings	704	-	6,141	(6,845)	-
Current income tax liabilities	-	-	458	-	458
Interest-bearing loans and borrowings	2	244	70	-	316
Derivative financial instruments	-	-	11	-	11
Provisions for liabilities	-	-	371	-	371
Liabilities associated with assets classified as held for sale	-	-	341	-	341
Total current liabilities	709	273	11,894	(6,845)	6,031

Total liabilities	709	2,296	24,123	(10,472)	16,656

Total equity and liabilities	15,200	4,093	33,610	(21,270)	31,633

Supplemental Condensed Consolidated Balance Sheet as at 31 December 2016

	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
ASSETS
Non-current assets
Property, plant and equipment	-	-	12,690	-	12,690
Intangible assets	-	-	7,761	-	7,761
Subsidiaries	7,654	375	1,682	(9,711)	-
Investments accounted for using the equity method	-	-	1,299	-	1,299
Advances to subsidiaries and parent undertakings	-	4,508	-	(4,508)	-
Other financial assets	-	-	26	-	26
Other receivables	-	-	212	-	212
Derivative financial instruments	-	13	40	-	53
Deferred income tax assets	-	-	159	-	159
Total non-current assets	7,654	4,896	23,869	(14,219)	22,200

Current assets
Inventories	-	-	2,939	-	2,939
Trade and other receivables	-	6	3,973	-	3,979
Advances to subsidiaries and parent undertakings	6,546	-	704	(7,250)	-
Current income tax recoverable	-	-	4	-	4
Derivative financial instruments	-	-	23	-	23
Cash and cash equivalents	401	-	2,048	-	2,449
Total current assets	6,947	6	9,691	(7,250)	9,394

Total assets	14,601	4,902	33,560	(21,469)	31,594

EQUITY
Capital and reserves attributable to the Company’s equity holders	13,895	1,922	7,789	(9,711)	13,895
Non-controlling interests	-	-	548	-	548
Total equity	13,895	1,922	8,337	(9,711)	14,443

LIABILITIES
Non-current liabilities
Interest-bearing loans and borrowings	-	2,934	4,581	-	7,515
Deferred income tax liabilities	-	-	2,008	-	2,008
Other payables	-	-	461	-	461
Advances from subsidiary and parent undertakings	-	-	4,508	(4,508)	-
Retirement benefit obligations	-	-	591	-	591
Provisions for liabilities	-	-	678	-	678
Total non-current liabilities	-	2,934	12,827	(4,508)	11,253

Current liabilities
Trade and other payables	-	46	4,769	-	4,815
Advances from subsidiary and parent undertakings	704	-	6,546	(7,250)	-
Current income tax liabilities	-	-	394	-	394
Interest-bearing loans and borrowings	2	-	273	-	275
Derivative financial instruments	-	-	32	-	32
Provisions for liabilities	-	-	382	-	382
Total current liabilities	706	46	12,396	(7,250)	5,898

Total liabilities	706	2,980	25,223	(11,758)	17,151

Total equity and liabilities	14,601	4,902	33,560	(21,469)	31,594

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2017
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Revenue	-	-	25,220	-	25,220
Cost of sales	-	-	(16,903)	-	(16,903)
Gross profit	-	-	8,317	-	8,317
Operating income/(costs)	22	-	(6,244)	-	(6,222)
Group operating profit	22	-	2,073	-	2,095
Profit on disposals	-	-	56	-	56
Profit before finance costs	22	-	2,129	-	2,151
Finance costs	-	(235)	(308)	242	(301)
Finance income	2	242	10	(242)	12
Other financial expense	-	-	(60)	-	(60)
Share of subsidiaries’ profit before tax	1,754	83	-	(1,837)	-
Share of equity accounted investments’ profit	65	-	65	(65)	65
Profit before tax from continuing operations	1,843	90	1,836	(1,902)	1,867
Income tax expense	(55)	(29)	(26)	55	(55)
Group profit for the financial year from continuing operations	1,788	61	1,810	(1,847)	1,812
Profit after tax for the financial year from discontinued operations	107	-	107	(107)	107
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919

Profit attributable to:
Equity holders of the Company
From continuing operations	1,788	61	1,786	(1,847)	1,788
From discontinued operations	107	-	107	(107)	107
Non-controlling interests
From continuing operations	-	-	24	-	24
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919

Supplemental Condensed Consolidated Statement of Comprehensive Income
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,015)	(186)	(890)	1,015	(1,076)
Gains relating to cash flow hedges	8	-	8	(8)	8
	(1,007)	(186)	(882)	1,007	(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	-	114	(114)	114
Tax on items recognised directly within other comprehensive income	(33)	-	(33)	33	(33)
	81	-	81	(81)	81

Total other comprehensive income for the financial year	(926)	(186)	(801)	926	(987)

Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Attributable to:
Equity holders of the Company	969	(125)	1,153	(1,028)	969
Non-controlling interests	-	-	(37)	-	(37)
Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2016				Restated(i)
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Revenue	-	-	24,789	-	24,789
Cost of sales	-	-	(16,566)	-	(16,566)
Gross profit	-	-	8,223	-	8,223
Operating income/(costs)	20	-	(6,335)	-	(6,315)
Group operating profit	20	-	1,888	-	1,908
Profit on disposals	-	-	53	-	53
Profit before finance costs	20	-	1,941	-	1,961
Finance costs	-	(266)	(334)	275	(325)
Finance income	2	275	6	(275)	8
Other financial expense	-	-	(66)	-	(66)
Share of subsidiaries’ profit before tax	1,529	95	-	(1,624)	-
Share of equity accounted investments’ profit	42	-	42	(42)	42
Profit before tax from continuing operations	1,593	104	1,589	(1,666)	1,620
Income tax expense	(431)	(41)	(390)	431	(431)
Group profit for the financial year from continuing operations	1,162	63	1,199	(1,235)	1,189
Profit after tax for the financial year from discontinued operations	81	-	81	(81)	81
Group profit for the financial year	1,243	63	1,280	(1,316)	1,270

Profit attributable to:
Equity holders of the Company
From continuing operations	1,162	63	1,172	(1,235)	1,162
From discontinued operations	81	-	81	(81)	81
Non-controlling interests
From continuing operations	-	-	27	-	27
Group profit for the financial year	1,243	63	1,280	(1,316)	1,270

(i) Restated to show the results of our Americas Distribution segment in discontinued operations.

Supplemental Condensed Consolidated Statement of Comprehensive Income

Group profit for the financial year	1,243	63	1,280	(1,316)	1,270

Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(71)	49	(131)	71	(82)
Gains relating to cash flow hedges	14	-	14	(14)	14
	(57)	49	(117)	57	(68)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(61)	-	(61)	61	(61)
Tax on items recognised directly within other comprehensive income	3	-	3	(3)	3
	(58)	-	(58)	58	(58)

Total other comprehensive income for the financial year	(115)	49	(175)	115	(126)

Total comprehensive income for the financial year	1,128	112	1,105	(1,201)	1,144

Attributable to:
Equity holders of the Company	1,128	112	1,089	(1,201)	1,128
Non-controlling interests	-	-	16	-	16
Total comprehensive income for the financial year	1,128	112	1,105	(1,201)	1,144

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2015				Restated(i)
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Revenue	-	-	21,406	-	21,406
Cost of sales	-	-	(14,743)	-	(14,743)
Gross profit	-	-	6,663	-	6,663
Operating income/(costs)	1,473	-	(6,970)	-	(5,497)
Group operating profit/(loss)	1,473	-	(307)	-	1,166
(Loss)/profit on disposals	(7)	-	106	-	99
Profit/(loss) before finance costs	1,466	-	(201)	-	1,265
Finance costs	-	(321)	(315)	333	(303)
Finance income	1	333	7	(333)	8
Other financial expense	-	-	(94)	-	(94)
Share of subsidiaries’ (loss)/profit before tax	(596)	62	-	534	-
Share of equity accounted investments’ profit	44	-	44	(44)	44
Profit/(loss) before tax from continuing operations	915	74	(559)	490	920
Income tax expense	(276)	(29)	(247)	276	(276)
Group profit/(loss) for the financial year from continuing operations	639	45	(806)	766	644
Profit after tax for the financial year from discontinued operations	85	-	85	(85)	85
Group profit/(loss) for the financial year	724	45	(721)	681	729

Profit/(loss) attributable to:
Equity holders of the Company
From continuing operations	639	45	(811)	766	639
From discontinued operations	85	-	85	(85)	85
Non-controlling interests
From continuing operations	-	-	5	-	5
Group profit/(loss) for the financial year	724	45	(721)	681	729

(i) Restated to show the results of our Americas Distribution segment in discontinued operations.

Supplemental Condensed Consolidated Statement of Comprehensive Income

Group profit/(loss) for the financial year	724	45	(721)	681	729

Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	643	159	502	(643)	661
Losses relating to cash flow hedges	(2)	-	(2)	2	(2)
	641	159	500	(641)	659
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	203	-	203	(203)	203
Tax on items recognised directly within other comprehensive income	(30)	-	(30)	30	(30)
	173	-	173	(173)	173

Total other comprehensive income for the financial year	814	159	673	(814)	832

Total comprehensive income for the financial year	1,538	204	(48)	(133)	1,561

Attributable to:
Equity holders of the Company	1,538	204	(71)	(133)	1,538
Non-controlling interests	-	-	23	-	23
Total comprehensive income for the financial year	1,538	204	(48)	(133)	1,561

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2017
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Cash flows from operating activities
Profit before tax from continuing operations	1,843	90	1,836	(1,902)	1,867
Profit before tax from discontinued operations	146	-	146	(146)	146
Profit before tax	1,989	90	1,982	(2,048)	2,013
Finance costs (net)	(2)	(7)	358	-	349
Share of subsidiaries’ profit before tax	(1,900)	(83)	-	1,983	-
Share of equity accounted investments’ profit	(65)	-	(65)	65	(65)
Profit on disposals	-	-	(59)	-	(59)
Group operating profit	22	-	2,216	-	2,238
Depreciation charge	-	-	1,006	-	1,006
Amortisation of intangible assets	-	-	66	-	66
Share-based payment (income)/expense	(1)	-	66	-	65
Other (primarily pension payments)	-	-	(186)	-	(186)
Net movement on working capital and provisions	-	(11)	(198)	-	(209)
Cash generated from operations	21	(11)	2,970	-	2,980
Interest paid (including finance leases)	-	(236)	(323)	242	(317)
Corporation tax paid	-	(29)	(445)	-	(474)
Net cash inflow/(outflow) from operating activities	21	(276)	2,202	242	2,189

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	222	-	222
Interest received	2	242	9	(242)	11
Dividends received from equity accounted investments	-	-	31	-	31
Purchase of property, plant and equipment	-	-	(1,044)	-	(1,044)
Advances from subsidiary and parent undertakings	407	356	-	(763)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(1,841)	-	(1,841)
Other investments and advances	-	-	(11)	-	(11)
Deferred and contingent acquisition consideration paid	-	-	(53)	-	(53)
Net cash inflow/(outflow) from investing activities	409	598	(2,687)	(1,005)	(2,685)

Cash flows from financing activities
Proceeds from issue of shares (net)	42	-	-	-	42
Transactions involving non-controlling interests	-	-	(37)	-	(37)
Advances to subsidiary and parent undertakings	-	-	(763)	763	-
Increase in interest-bearing loans, borrowings and finance leases	-	6	1,004	-	1,010
Net cash flow arising from derivative financial instruments	-	11	158	-	169
Premium paid on early debt redemption	-	(18)	-	-	(18)
Treasury/own shares purchased	(3)	-	-	-	(3)
Repayment of interest-bearing loans, borrowings and finance leases	-	(321)	(22)	-	(343)
Dividends paid to equity holders of the Company	(469)	-	-	-	(469)
Dividends paid to non-controlling interests	-	-	(8)	-	(8)
Net cash (outflow)/inflow from financing activities	(430)	(322)	332	763	343

Decrease in cash and cash equivalents	-	-	(153)	-	(153)

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	-	2,048	-	2,449
Translation adjustment	-	-	(161)	-	(161)
Decrease in cash and cash equivalents	-	-	(153)	-	(153)
Cash and cash equivalents at 31 December	401	-	1,734	-	2,135

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2016
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Cash flows from operating activities
Profit before tax from continuing operations	1,593	104	1,589	(1,666)	1,620
Profit before tax from discontinued operations	121	-	121	(121)	121
Profit before tax	1,714	104	1,710	(1,787)	1,741
Finance costs (net)	(2)	(9)	394	-	383
Share of subsidiaries’ profit before tax	(1,650)	(95)	-	1,745	-
Share of equity accounted investments’ profit	(42)	-	(42)	42	(42)
Profit on disposals	-	-	(55)	-	(55)
Group operating profit	20	-	2,007	-	2,027
Depreciation charge	-	-	1,009	-	1,009
Amortisation of intangible assets	-	-	71	-	71
Impairment charge	-	-	23	-	23
Share-based payment (income)/expense	(3)	-	49	-	46
Other (primarily pension payments)	-	-	(65)	-	(65)
Net movement on working capital and provisions	-	(1)	57	-	56
Cash generated from operations	17	(1)	3,151	-	3,167
Interest paid (including finance leases)	-	(266)	(355)	275	(346)
Corporation tax paid	-	(41)	(440)	-	(481)
Net cash inflow/(outflow) from operating activities	17	(308)	2,356	275	2,340

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	283	-	283
Interest received	2	275	6	(275)	8
Dividends received from equity accounted investments	-	-	40	-	40
Purchase of property, plant and equipment	-	-	(853)	-	(853)
Advances from subsidiary and parent undertakings	287	644	-	(931)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(149)	-	(149)
Other investments and advances	-	-	(7)	-	(7)
Deferred and contingent acquisition consideration paid	-	-	(57)	-	(57)
Net cash inflow/(outflow) from investing activities	289	919	(737)	(1,206)	(735)

Cash flows from financing activities
Proceeds from issue of shares (net)	52	-	-	-	52
Advances to subsidiary and parent undertakings	-	-	(931)	931	-
Increase in interest-bearing loans, borrowings and finance leases	-	-	600	-	600
Net cash flow arising from derivative financial instruments	-	25	(30)	-	(5)
Treasury/own shares purchased	(4)	-	-	-	(4)
Repayment of interest-bearing loans, borrowings and finance leases	(9)	(636)	(1,370)	-	(2,015)
Dividends paid to equity holders of the Company	(352)	-	-	-	(352)
Dividends paid to non-controlling interests	-	-	(8)	-	(8)
Net cash (outflow)/inflow from financing activities	(313)	(611)	(1,739)	931	(1,732)

Decrease in cash and cash equivalents	(7)	-	(120)	-	(127)

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	408	-	2,110	-	2,518
Translation adjustment	-	-	58	-	58
Decrease in cash and cash equivalents	(7)	-	(120)	-	(127)
Cash and cash equivalents at 31 December	401	-	2,048	-	2,449

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2015
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Cash flows from operating activities
Profit/(loss) before tax from continuing operations	915	74	(559)	490	920
Profit before tax from discontinued operations	113	-	113	(113)	113
Profit/(loss) before tax	1,028	74	(446)	377	1,033
Finance costs (net)	(1)	(12)	402	-	389
Share of subsidiaries’ loss/(profit) before tax	483	(62)	-	(421)	-
Share of equity accounted investments’ profit	(44)	-	(44)	44	(44)
Loss/(profit) on disposals	7	-	(108)	-	(101)
Group operating profit/(loss)	1,473	-	(196)	-	1,277
Depreciation charge	-	-	843	-	843
Amortisation of intangible assets	-	-	55	-	55
Impairment charge	-	-	44	-	44
Share-based payment (income)/expense	(2)	-	29	-	27
Other (primarily pension payments)	-	-	(47)	-	(47)
Amounts due from subsidary undertakings	(1,460)	-	1,460	-	-
Net movement on working capital and provisions	-	(9)	594	-	585
Cash generated from operations	11	(9)	2,782	-	2,784
Interest paid (including finance leases)	-	(283)	(352)	333	(302)
Corporation tax paid	-	(29)	(206)	-	(235)
Net cash inflow/(outflow) from operating activities	11	(321)	2,224	333	2,247

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	889	-	889
Interest received	1	333	7	(333)	8
Dividends received from equity accounted investments	-	-	53	-	53
Purchase of property, plant and equipment	-	-	(882)	-	(882)
Advances from subsidiary and parent undertakings	(699)	(632)	-	1,331	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(7,296)	-	(7,296)
Other investments and advances	-	-	(19)	-	(19)
Deferred and contingent acquisition consideration paid	-	-	(59)	-	(59)
Net cash outflow from investing activities	(698)	(299)	(7,307)	998	(7,306)

Cash flows from financing activities
Proceeds from issue of shares (net)	-	-	1,593	-	1,593
Proceeds from exercise of share options	57	-	-	-	57
Advances to subsidiary and parent undertakings	-	-	1,331	(1,331)	-
Increase in interest-bearing loans, borrowings and finance leases	9	1,584	4,040	-	5,633
Net cash flow arising from derivative financial instruments	-	15	32	-	47
Premium paid on early debt redemption	-	(38)	-	-	(38)
Treasury/own shares purchased	(3)	-	-	-	(3)
Repayment of interest-bearing loans, borrowings and finance leases	-	(968)	(1,776)	-	(2,744)
Dividends paid to equity holders of the Company	(379)	-	-	-	(379)
Dividends paid to non-controlling interests	-	-	(4)	-	(4)
Net cash (outflow)/inflow from financing activities	(316)	593	5,216	(1,331)	4,162

(Decrease)/increase in cash and cash equivalents	(1,003)	(27)	133	-	(897)

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	1,411	25	1,859	-	3,295
Translation adjustment	-	2	118	-	120
(Decrease)/increase in cash and cash equivalents	(1,003)	(27)	133	-	(897)
Cash and cash equivalents at 31 December	408	-	2,110	-	2,518